LOANS AND BORROWINGS - Schedule of Loans and Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of Change in Borrowings [Abstract]
Balance	$ 3,934,582	$ 1,490,673
Additions	1,538,370	2,961,565
Repayments	(1,313,973)	(517,656)
Balance	4,158,979	3,934,582
Current	628,933	472,018
Non-Current	3,530,046	3,462,564
Other Loans and Borrowings
Reconciliation of Change in Borrowings [Abstract]
Balance	19,067	24,893
Additions	965,723	0
Repayments	(792,031)	(5,826)
Balance	192,759	19,067
Current	187,040	6,764
Non-Current	5,719	12,303
Lease Liabilities
Reconciliation of Change in Borrowings [Abstract]
Balance	3,915,515	1,465,780
Additions	572,647	2,961,565
Repayments	(521,942)	(511,830)
Balance	3,966,220	3,915,515
Current	441,893	465,254
Non-Current	$ 3,524,327	$ 3,450,261